Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management objectives and policies [abstract]
Interest rate risk
	Increase/Decrease in basis points	Effect on loss

2017
$ Libor	+15	(69)
	-20	86
2016
$ Libor	+15	(70)
	-20	94

Foreign currency risk
	Change in rate	Effect on loss

2017	+10%	(251)
	-10%	251

2016	+10%	(254)
	-10%	254

Concentration of credit risk table
	2017	%	2016	%	2015	%
A	1,921	13%	-	-	-	-
B	1,516	11%	-	-	-	-
C	1,459	10%	-	-	-	-
D	-	-	1,052	12%	586	5%
E	-	-	925	11%	934	7%
Other	9,496	66%	6,763	77%	11,195	88%
Total	14,392	100%	8,740	100%	12,715	100%

Liquidity risk
Year ended December 31, 2017	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	1,145	12,989	30,285	-	44,419
Accrued liabilities and other payables	1,455	-	-	-	1,455
Trade payables	4,258	-	-	-	4,258
Total	6,858	12,989	30,285	-	50,132

Year ended December 31, 2016	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	1,966	23,268	44,335	-	69,569
Accrued liabilities and other payables	2,609	-	-	-	2,609
Trade payables	4,757	-	-	-	4,757
Total	9,332	23,268	44,335	-	76,935

Capital management
	December 31,
	2017	2016
Interest bearing loans	41,660	65,778
Cash (including restricted cash)	(2,966)	(373)
Net debt	38,694	65,405

Equity	43,968	20,760
Adjustment for the market value of vessels (charter-free)	(31,970)	(46,292)
Adjusted book capitalization	11,998	(25,532)

Adjusted book capitalization plus net debt	50,692	39,873
Ratio	76%	164%

The Company’s objective is to maintain the ratio of net debt to adjusted capitalization plus net debt to the range of 60%- 80%. Net debt as calculated above is not consistent with the International Financial Reporting Standards (“IFRS”) definition of debt. The following reconciliation is provided:

	December 31,
	2017	2016
Debt in accordance with IFRS (long & short-term borrowings)	41,538	65,572
Add: Unamortized debt discount	122	206
	41,660	65,778
Less: Cash and bank balances and bank deposits (including restricted cash)	2,966	373
Net debt	38,694	65,405